Schedule of Stock Options Exercisable (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Weighted Average Exercise Price, beginning balance | $ / shares	$ 0.06
Number of Shares Exercisable | shares	1,756,816
Weighted average remaining contractual term	7 years 5 months 15 days